OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs:
Wages and salaries	£ 799	£ 882	£ 854
Performance-related payments	176	166	164
Social security costs	131	123	116
Pension costs - defined contribution plans	75	79	71
Pension costs - defined benefit plans	8	13	13
Other share-based payments	15	4	4
Other personnel costs	26	33	42
Staff costs	1,230	1,300	1,264
Other administration expenses	939	974	931
Depreciation, amortisation and impairment	325	303	290
Total operating expenses before impairment losses, provisions and charges	£ 2,494	£ 2,577	£ 2,485